Expense Example {- Fidelity Series Bond Index Fund} - 08.31 Fidelity Series Bond Index Fund Pro-04 - Fidelity Series Bond Index Fund - Fidelity Series Bond Index Fund	Oct. 30, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none